Accounts Payable and Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Suppliers		$ 37,508
Affiliate fees	61,883
Broadcasting and transmission	17,960
Selling and marketing	5,735
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	1,553	3,649
Legal and professional fees	3,379	3,936
Accrued litigation loss	524	524
Taxes	8,118	5,953
Subscriber related	2,694
Other	6,250	3,897
Total	$ 109,404	$ 56,775